CAIS Sports, Media and Entertainment Fund

Item G.1b.iv. Information called for by Item 405 of Regulation S-K

There were three inadvertent late Forms 3 filed in December 2025 for

Patrick Sivak, William Kimme, and Kent Barnes, officers of the fund.